Notes Payable	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Notes Payable [Abstract]
Notes Payable

Note 11.

Notes Payable

On September 20, 2012 the Company completed a private placement of securities with 11 accredited investors under to a Securities Purchase Agreement dated September 7, 2012, raising aggregate gross proceeds of $1,275,000. The private placement was completed on September 20, 2012. Investors purchased from the Company 12% Senior Secured Convertible Notes, in the aggregate principal amount of $1,275,000. The Notes bear interest at a rate of 12% per annum and are payable on the "Maturity Date" defined below. Principal and accrued interest on the Notes will automatically convert into equity securities identical to those sold to investors in the Company's next offering of at least $3 million of gross proceeds of equity or equity linked securities (excluding the principal amount under the Notes) that is consummated during the term of the Notes (a "Qualified Financing") at a conversion price equal to 85% of the Next Round Equity Securities (the "Conversion Price"). The Notes are due and payable on March 20, 2013 (the "Maturity Date"). In the event a Qualified Financing is not consummated on or before the Maturity Date, the entire principal amount of the Note, along with all accrued interest thereon, shall, at the option of the holder, be convertible into the Company's Common Stock, at a conversion price equal to the average daily volume weighted average price ("VWAP") of the Common Stock for the 10 trading days immediately preceding the Maturity Date on the trading market on which our Common Stock is then listed or quoted at a 20% discount.

The indebtedness evidenced by the Notes shall be senior to, and have priority in right of payment over, all indebtedness of Company now outstanding. The Notes are secured by a first lien and security interest in all of the assets of the Company and its wholly-owned subsidiary, TV Goods, Inc. pursuant to the terms of the Security Agreement dated as of September 7, 2012, by the Company in favor of Collateral Agents, LLC as agent of the Investors.

Each Investor also received a warrant (the "2012 Bridge Warrant") exercisable for a period of three years from the Closing Date to purchase a number of shares of the Company's Common Stock equal to the quotient obtained by dividing 50% of the principal amount of the Note held by the holder by the conversion price of the Note. If a Qualified Financing does not occur on or before the Maturity Date of the Note, then the number of warrant shares shall be equal to the quotient obtained by dividing 50% of the principal amount of the Note held by the holder by the average VWAP of the common stock measured for the 10 day period immediately preceding the Maturity Date of the Notes. The initial exercise price of the 2012 Bridge Warrants is $0.80 per share, subject to adjustment. Furthermore, if after the 6 month anniversary of the initial exercise date of each 2012 Bridge Warrant there is no effective registration statement registering, or no current prospectus available for the resale of, the warrant shares by the holder, but excluding a period of any certain allowed delay, the 2012 Bridge Warrant may be exercised, in whole or in part, on a cashless basis.

The 2012 Bridge Warrant also provides for weighted average ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the exercise price of the warrants, except in connection with the following issuances of the Company's common stock, or securities convertible into common stock: (i) shares issuable under currently outstanding securities, including those authorized under stock plans, (ii) shares of common stock issued pursuant to a stock split or dividend; (iii) securities issued or issuable in connection with the Securities Purchase Agreement; or (iv) securities issued pursuant to acquisitions or strategic transactions approved by a majority of disinterested directors of the Company. Due to the anti-dilution protection in the warrants they have been classified as liabilities.

In connection with the Securities Purchase Agreement, Company engaged a placement agent (the "Placement Agent"), to act as the Company's exclusive agent for the offering. In exchange for the Placement Agent acting as the exclusive agent for the Securities Purchase Agreement, the Company agreed to pay to the Placement Agent a cash placement fee equal to 10% of the aggregate gross proceeds from the sale of Notes sold to investors. As additional compensation, the Company issued to the Placement Agent or its designees, for nominal consideration, common stock purchase warrants equal to 10% of the number of shares of common stock issuable upon conversion of the Notes at an exercise price equal to $0.80 per share (the "Placement Agent Warrants"). The Placement Agent's Warrants provide the holder thereof with immediate cashless exercise rights and "weighted average" price protection right consistent with the terms of the investor warrants and are exercisable for three years.

The Company received net proceeds of approximately $1,117,825 after payment of an aggregate of $127,500 of commissions and expense allowance to the Placement Agent, and approximately $29,675 of other offering and related costs in connection with the private placement. The Company shall use the net proceeds from the Securities Purchase Agreement for working capital purposes, including advancing $500,000 to eDiets.com, Inc. under a 12% Convertible Note dated September 6, 2012 (the "eDiets Note"). The eDiets Note is due and payable on the earlier of the date that is 10 business days following the earlier to occur of (i) the closing date of the proposed merger by and between the Company and eDiets; (ii) December 31, 2012; or (iii) an event of default as defined under the eDiets Note. Interest on the Note accrues at a rate of 12% per annum and is due and payable upon the maturity date of the eDiets Note.

In connection with this transaction, the Company recognized a total debt discount of $1,249,792, comprised of a recognized beneficial conversion feature of $533,032 and the fair value of detachable warrants totaling $716,760. Such amounts were determined based on the price per share of the November 2012 Qualified financing. See Note 15. As the notes will automatically convert into a planned Qualified Financing, the discount is being accreted to interest expense over a two month period. Accordingly, we recognized $625,000 in related interest as of September 30, 2012.

In addition, in connection with our $1,275,000 funding, we recognized $305,412 in related debt issuance costs. As the notes will automatically convert into a planned Qualified financing, the costs are being accreted to interest expense over a two month period. We recognized $152,000 in related interest expense as of September 30, 2012.

At September 30, 2012 and March 31, 2012, the Company had notes payable of $710,306 and $28,737, respectively, reflecting amounts due under our 12% Senior Secured Convertible Notes described above and insurance related note financings payable under terms of less than one year.

Note 12.

Notes Payable

On April 11, 2011, the Company and Octagon Capital Partners ("Octagon"), an accredited investor, entered into a securities purchase agreement in which Octagon purchased from the Company a convertible debenture, in the principal amount of $750,000. The debenture carried an interest rate of 0% per annum and was convertible into shares of the Company's common stock at any time commencing on the date of the debenture at a conversion price of $4.00 per share, subject to adjustment. The debenture was due and payable on December 1, 2011. In connection therewith, the Company also issued the following warrants to Octagon: 187,500 Series A Common Stock Purchase Warrants exercisable at $3.00 per share, 93,750 Series B Common Stock Purchase Warrants exercisable at $5.00 per share and 93,750 Series C Common Stock Purchase Warrants exercisable at $10.00 per share. Total commissions and fees payable to the placement agent in connection with this transaction was $90,000 in cash, 42,187 Series A Common Stock Purchase Warrants exercisable at $3.00 per share and 14,062 Series B Common Stock Purchase Warrants exercisable at $5.00 per share. Warrants issued to the placement agent in this transaction had a fair value at issuance of $284,121 which was recorded as a debt issuance cost and was being accreted to interest expense over the term of the debenture. Upon issuance of the debenture, the Company accounted for the transaction under the guidance of ASC 470-Debt and ASC 815-Derivatives and Hedging. As the ultimate conversion rates could change due to a "down-round" provision, the Company bifurcated the conversion option and recorded a derivative liability which was adjusted to market each reporting period. The derivative liability was initially valued at $222,674 on the date of the transaction and was recorded as a debt discount with a credit to a derivative liability. The change in fair value of the derivative liability recognized totaled approximately $209,000 for the year ended March 31, 2012. The derivative liability was re-measured at a fair value of $13,323 on August 28, 2011, the effective date of the Company's closing of its $1,800,000 convertible debenture transaction. As the conversion price of the debentures became fixed, the fair value of the derivative liability was reclassified to equity as it no longer met bifurcation criteria on August 28, 2011. The relative fair value of the detachable warrants, initially recorded at $527,326, was recorded as a debt discount and was initially being accreted to interest expense under the effective interest rate method over the term of the debenture, due December 1, 2011.

On August 17, 2011, Octagon entered into an Amendment to its convertible debenture modifying the conversion option. The Amendment was entered into in connection with the Company's Bridge Debenture transaction concluded on August 28, 2011. The Amendment transaction was treated as an extinguishment of debt related to the original Octagon note, effective on August 28, 2011, the closing date of the 12% convertible debenture transaction. Accordingly, the carrying value of the Octagon debenture on August 28, 2011 of $193,650, including the unaccredited balances in the related note discount and debt issuance cost of $277,524 were written-off with a loss on extinguishment of debt being recognized of $2,950,513 and a fair value of the modified note obligation being recognized of $3,144,163. The fair value of the modified note was determined by fair valuing 1,171,875 common shares and 1,171,875 related investor warrants as of August 29, 2011, the modification date.

On October 28, 2011, the Company converted the Octagon convertible debentures into Units of the Company's Unit Offering. See Note 7.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) - See note 8 for assumptions used:

Derivative liability:
Balance April 1, 2011	$-
Initial valuation	222,674
Revaluation of derivative	(209,351)
Reclassification to equity	(13,323)
Balance at December 31, 2011	$-

Commencing in November 2009 through March 2010, the Company issued a series of 12% Senior Working Capital Notes and Revenue Participation Agreements totaling $687,500 in gross proceeds with net proceeds of $581,750 after related costs of $105,750.

In connection with the issuance of the Senior Working Capital Notes, the Company recognized deferred financing costs of $105,750 and a discount on the notes attributable to the fair value of the common shares issued of $309,375. These costs were initially being accreted over the life of the notes. Subsequent to issuance, and at March 31, 2010, the notes were in default for failure to pay the required interest. As a result of the default, the notes became immediately callable by the note holders. Accordingly, the unaccreted balances remaining attributable to financing costs and Note discount were charged to interest expense.

Due to the default status of the notes for failure to make timely interest payments, during the first fiscal quarter of fiscal 2011, the Company entered into a series of Amendment and Exchange Agreements, modifying the terms and conditions of their 12% Senior Working Capital Notes and Revenue Participation Agreements, which totaled $687,500.

In May 2010, concurrent with the completion of the Merger Agreement, the Amended and Restated Senior Working Capital Notes totaling $687,500 were converted, at the contractual agreed upon rate of $1.334 per share, resulting in the issuance of 515,360 common shares. Also, as provided in the amended note agreements, upon conversion, the note holders were paid interest through December 31 2010, the maturity date. Actual interest earned prior to conversion plus the additional interest through the maturity date totaled $84,379. The entire interest payment was paid in cash and charged to interest expense in May 2010.

In March 2010, the Company borrowed $50,000 under a note agreement. The note was due on or before the earlier of (a) the initial closing of the Company's then pending 2010 Private Placement or (b) August 30, 2010, the maturity date. The note provided that in the event there was no closing of the 2010 Private Placement prior to the maturity date, the note holder will forgive $25,000 and the related accrued interest. The note carried an interest rate of 12% per annum and could be prepaid at any time; however, in the event of a prepayment, the company was obligated to pay interest through the maturity date. The lender in this transaction was an officer of the placement agent in the Company's 2010 Private Placement. In May 2010, upon completion of the 2010 Private Placement, the note and related accrued interest were paid-in full.

At March 31, 2012 and 2011, the Company had notes payable of $28,737 and $9,714, respectively, reflecting amounts due on insurance related note financings payable under terms of less than one year.